Employee Benefits - Plans ABO in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
ABO	$ 822	$ 845
Cash Balance Pension Plan
Defined Benefit Plan Disclosure [Line Items]
PBO	705	725
ABO	705	725
Fair value of plan assets	790	805
Other Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
PBO	117	121
ABO	117	121
Fair value of plan assets	$ 0	$ 0